Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Net Deferred Tax Assets, Liabilities

The Company’s net deferred tax assets, liabilities and valuation allowance as of December 31, 2024 and 2023 are summarized as follows:

	Year Ended December 31,
	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$2,769,080	$2,042,884
Stock-based compensation	646,033	635,864
Capitalized research and development – Sec 174	100,251	—
Total deferred assets	3,515,364	2,678,748
Valuation allowance	(3,515,364)	(2,678,748)
Net deferred tax assets	$—	$—

Schedule of Statutory Federal Income Tax Benefit

A reconciliation of the statutory federal income tax benefit to actual tax benefit for the years ended December 31, 2024 and 2023 is as follows:

	2024	2023
Federal statutory blended income tax rates	(21)%	(21)%
State statutory income tax rate, net of federal benefit	(5)	(5)
Change in valuation allowance	26	26
Other	(—)	(—)
Effective tax rate	—%	—%